Fair value of assets and liabilities - Liability of financial guarantee derivative movements (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Fair value of assets and liabilities
Balance at the beginning	¥ 107,890,394
Change in fair value of financial guarantee derivative	(24,966,242)	$ (3,516,422)	¥ (137,654,096)	¥ 170,338,993
Balance at the end	0	0	107,890,394
Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	107,890,394
Balance at the end	0		107,890,394
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)	0		94,183,515
Guarantee Liabilities | Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	107,890,394	15,196,044
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(24,966,242)	(3,516,422)
Change in fair value of financial guarantee derivative	(24,966,242)	(3,516,422)
Add: Guarantee service fee received from borrowers	10,965,160	1,544,411
Less: Compensation paid to financial institutional cooperators	93,889,312	$ 13,224,033
Balance at the end			107,890,394
Guarantee Liabilities | Loans Facilitated In 2020 [Member]
Fair value of assets and liabilities
Balance at the beginning	107,890,394
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(24,966,242)
Change in fair value of financial guarantee derivative	(24,966,242)
Add: Guarantee service fee received from borrowers	10,965,160
Less: Compensation paid to financial institutional cooperators	93,889,312
Balance at the end			107,890,394
Guarantee assets | Financial guarantee derivative
Fair value of assets and liabilities
Balance at the beginning	(11,816,799)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap			100,633,097
Less: Initially estimated net guarantee service fee to be collected			93,954,209
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(15,743,564)		128,589,420
Change in fair value of financial guarantee derivative	(15,743,564)		(121,910,532)
Add: Guarantee service fee received from borrowers	110,656,100		753,243,442
Less: Compensation paid to financial institutional cooperators	83,095,737		1,004,747,644
Less: Compensation payable to financial institutional cooperators			84,648,141
Balance at the end			(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)			94,183,515
Changes in fair value related to balance outstanding			4,719,727
Guarantee assets | Loans Facilitated In 2020 [Member]
Fair value of assets and liabilities
Estimated payment to financial institutional cooperators based on the pre-agreed Cap			0
Less: Initially estimated net guarantee service fee to be collected			0
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans			129,190,421
Change in fair value of financial guarantee derivative			(129,190,421)
Add: Guarantee service fee received from borrowers			646,183,355
Less: Compensation paid to financial institutional cooperators			998,298,062
Less: Compensation payable to financial institutional cooperators			84,648,141
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)			0
Changes in fair value related to balance outstanding			0
Guarantee assets | Loans Facilitated In 2021 [Member]
Fair value of assets and liabilities
Balance at the beginning	(11,816,799)
Estimated payment to financial institutional cooperators based on the pre-agreed Cap			100,633,097
Less: Initially estimated net guarantee service fee to be collected			93,954,209
Add : Subsequent changes in estimated net guarantee service fee to be collected for outstanding loans	(15,743,564)		(601,001)
Change in fair value of financial guarantee derivative	(15,743,564)		7,279,889
Add: Guarantee service fee received from borrowers	110,656,100		107,060,087
Less: Compensation paid to financial institutional cooperators	¥ 83,095,737		6,449,582
Balance at the end			(11,816,799)
Potential maximum undiscounted amount payable (Remaining estimated payment to financial institutional cooperators based on the pre-agreed Cap at December 31, 2022)			94,183,515
Changes in fair value related to balance outstanding			¥ 4,719,727